Inventories	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
INVENTORIES
5.	INVENTORIES

	As of December 31,
	2022	2021
Robots at warehouse	$5,553,859	$1,387,160
Robots in transit	-	389
Security equipment	494,793	-
Impairment provision for inventories	(942,882)	-
Inventories	$5,105,770	$1,387,549

The Company recorded an allowance for slow moving or obsolete robots’ inventory of $942,882 and nil during the years ended December 31, 2022 and 2021, respectively.